SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Use of estimates

a.Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Such management estimates and assumptions are related, but not limited to contingent liabilities, income tax uncertainties, deferred taxes, share-based compensation, value of intangible assets and goodwill, fair value of the liability component of the convertible senior notes, as well as the determination of standalone selling prices in revenue transactions with multiple performance obligations and the estimated period of benefit for deferred contract costs. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Principles of consolidation

b.Principles of consolidation:

The consolidated financial statements include the financial statements of CyberArk Software Ltd. and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Financial statements in U.S. dollars

c.Financial statements in U.S. dollars:

A majority of the Company's revenues are generated in U.S. dollars. In addition, the equity investments were in U.S. dollars and a substantial portion of the Company's costs are incurred in U.S. dollars. The Company's management believes that the U.S. dollar is the currency of the primary economic environment in which the Company and each of its subsidiaries operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with Accounting Standard Codification ("ASC") No. 830 "Foreign Currency Matters." All transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statement of comprehensive income as financial income or expenses, as appropriate.

Cash and cash equivalents	d.Cash and cash equivalents: Cash equivalents are short-term highly liquid deposits that are readily convertible to cash with original maturities of three months or less, at the date acquired.
Short-term bank deposits

e.Short-term bank deposits:

Short-term bank deposits are deposits with maturities of up to one year. As of December 31, 2018 and 2019, the Company's bank deposits are denominated in U.S. dollars and New Israeli Shekels ("NIS") and bear yearly interest at weighted average rates of 2.92% and 2.27%, respectively. Short-term bank deposits are presented at their cost, including accrued interest.

Investments in marketable securities

f.Investments in marketable securities:

The Company accounts for investments in debt marketable securities in accordance with ASC No. 320, "Investments - Debt and Equity Securities." The Company's management determines the appropriate classification of its investments in marketable securities at the time of purchase and re-evaluates such determinations at each balance sheet date. The Company classifies all of its marketable securities as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income (loss) in shareholders' equity. Realized gains and losses on sale of marketable securities are included in financial income, net and are derived using the specific identification method for determining the cost of securities sold. The amortized cost of marketable securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in financial income, net.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The Company's securities are reviewed for impairment in accordance with ASC No. 320-10-35. If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be Other-Than-Temporary Impairment (OTTI). Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. Based on the above factors, the Company concluded that unrealized losses on its available-for-sale securities for the years ended December 31, 2017, 2018 and 2019 were not OTTI.

Property and equipment

g.Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software and related equipment	16 – 33
Office furniture and equipment	7 – 20
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Long-lived assets

h.Long-lived assets:

The long-lived assets of the Company are reviewed for impairment in accordance with ASC No. 360, "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years ended December 31, 2017, 2018 and 2019, no impairment losses have been identified.

Business combination

i.Business combination:

The Company accounts for its business acquisitions in accordance with ASC No. 805, "Business Combinations." The Company uses its best estimates and assumptions as part of the purchase price allocation process to value assets acquired and liabilities assumed at the business combination date. The total purchase price allocated to the tangible and intangible assets acquired is assigned based on the fair values as of the date of the acquisition. Goodwill generated from the business combinations is primarily attributable to synergies between the Company and acquired companies` respective products and services. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Goodwill and other intangible assets

j.Goodwill and other intangible assets:

Goodwill and certain other purchased intangible assets have been recorded in the Company's financial statements as a result of acquisitions. Goodwill represents excess of the purchase price in a business combination over the fair value of identifiable tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test.

ASC No. 350, "Intangible—Goodwill and other" requires goodwill to be tested for impairment at least annually and, in certain circumstances, between annual tests. The accounting guidance gives the option to perform a qualitative assessment to determine whether further impairment testing is necessary. The qualitative assessment considers events and circumstances that might indicate that a reporting unit’s fair value is less than its carrying amount. If it is determined, as a result of the qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, a quantitative test is performed. The Company operates as one reporting unit. Therefore, goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value. The Company elects to perform an annual impairment test of goodwill as of October 1 of each year, or more frequently if impairment indicators are present.

For the years ended December 31, 2017, 2018 and 2019, no impairment losses were identified.

Purchased intangible assets with finite lives are carried at cost, less accumulated amortization. Amortization is computed over the estimated useful lives of the respective assets, which range from two to eleven years. Acquired customer relationship and backlog are amortized over their estimated useful lives in proportion to the economic benefits realized. Other intangible assets, consisting primarily of technology, are amortized over their estimated useful lives on a straight-line basis.

Derivative instruments

k.Derivative instruments:

ASC No. 815, "Derivative and Hedging," requires companies to recognize all of their derivative instruments as either assets or liabilities on the balance sheet at fair value.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

As a result of adopting new accounting guidance discussed in Note 2, "Recently adopted accounting standards", beginning January 1, 2019, gains and losses on the derivatives instruments that are designated and qualify as a cash flow hedge are recorded in accumulated other comprehensive income (loss) and reclassified into earnings in the same accounting period in which the designated forecasted transaction or hedged item affects earnings. Prior to January 1, 2019, cash flow hedge ineffectiveness was separately measured and reported immediately in earnings. Cash flow hedge ineffectiveness was immaterial during 2017 and 2018.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES (Cont.)

To hedge against the risk of changes in cash flows resulting from foreign currency salary payments during the year, the Company instituted a foreign currency cash flow hedging program. The Company hedges portions of its forecasted expenses denominated in NIS. These forward and option contracts are designated as cash flow hedges, as defined by ASC No. 815, and are all effective, as their critical terms match underlying transactions being hedged.

As of December 31, 2018 and 2019, the amount recorded in accumulated other comprehensive income (loss) from the Company's currency forward and option transactions was $(727), net of tax of $(99) and $254, net of tax of $35, respectively.

At December 31, 2019, the notional amounts of foreign exchange forward contracts into which the Company entered were $16,855. The foreign exchange forward contracts will expire by June 2020.

The fair value of derivative instruments assets balances as of December 31, 2018 and 2019, totaled $10 and $288, respectively.

The fair value of derivative instruments liabilities balances as of December 31, 2018 and 2019, totaled $836 and $0, respectively.

In addition to the derivatives that are designated as hedges as discussed above, the Company enters into certain foreign exchange forward transactions to economically hedge certain account receivables in Euros and Great British Pound. Gains and losses related to such derivative instruments are recorded in financial income, net.

As of December 31, 2019, the notional amounts of foreign exchange forward contracts into which the Company entered were $17,648. The foreign exchange forward contracts will expire by October 2020. The fair value of derivative instruments assets balances as of December 31, 2018 and 2019, totaled $1,004 and $514, respectively. The fair value of derivative instruments liabilities balances as of December 31, 2018 and 2019 totaled $0 and $134, respectively.

For the years ended December 31, 2017, 2018 and 2019, the Company recorded financial income, net from hedging transactions of $(796), $977 and $515, respectively.

Severance pay

l.Severance pay:

The Israeli Severance Pay Law, 1963 ("Severance Pay Law"), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one month salary for each year of employment, or a portion thereof.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The majority of the Company's liability for severance pay is covered by the provisions of Section 14 of the Severance Pay Law ("Section 14"). Under Section 14, employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made on behalf of the employee with insurance companies. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company's balance sheet.

For the Company's employees in Israel who are not subject to Section 14, the Company calculated the liability for severance pay pursuant to the Severance Pay Law based on the most recent salary of these employees multiplied by the number of years of employment as of the balance sheet date. The Company's liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and accruals. The value of these deposits recorded as an asset on the Company's balance sheet under other long-term assets as of December 31, 2018 and 2019 is 3,579 and 4,313, respectively. The amount of accrued severance payable recorded as a liability on the Company’s balance sheet under long-term liabilities as of December 31, 2018 and 2019 is 5,597 and 6,751, respectively.

Severance expense for the years ended December 31, 2017, 2018 and 2019, amounted to $2,707, $3,326 and $4,035, respectively.

U.S. defined contribution plan

m.U.S. defined contribution plan:

The U.S. subsidiary has a 401(k) defined contribution plan covering certain full time and part time employees in the U.S. who meet certain eligibility requirements, excluding leased employees and contractors. All eligible employees may elect to contribute up to an annual maximum, of the lesser of 100% of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits, but not greater than $19 per year (for certain employees over 50 years of age the maximum contribution is $25 per year).

The U.S. subsidiary matches amounts equal to 100% of the first 3% of the employee's compensation that they contribute to the defined contribution plan and 50% of the next 2% of their compensation that they contribute to the defined contribution plan with a limit of $11.2 per year per employee. For the years ended December 31, 2017, 2018 and 2019, the U.S. subsidiary recorded expenses for matching contributions of $1,677, $2,171 and $2,697, respectively.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Convertible senior notes

n.Convertible senior notes:

The Company accounts for its convertible senior notes in accordance with ASC 470-20 "Debt with Conversion and Other Options". The Company allocated the principal amount of the convertible senior notes between its liability and equity component. The liability component at issuance is recognized at fair value, based on the fair value of a similar instrument of similar credit rating and maturity that does not have a conversion feature. The equity component is based on the excess of the principal amount of the convertible senior notes over the fair value of the liability component and is recorded in additional paid-in capital. The equity component, net of issuance costs and deferred tax effects is presented within additional paid-in-capital and is not remeasured as long as it continues to meet the conditions for equity classification. The Company allocated the total issuance costs incurred to the liability and equity components of the convertible senior notes based on the same proportions as the proceeds from the notes.

Issuance costs attributable to the liability and equity components were $12.9 million and $2.0 million, respectively. Issuance costs attributable to the liability are netted against the principal balance and will be amortized to interest expense using the effective interest method over the contractual term of the notes. The effective interest rate of the liability component of the notes is 3.50%. This interest rate was based on Company's credit risk rating using software industry rating methodology.

Issuance costs attributable to the equity component are netted with the equity component in additional paid-in capital.

Revenue Recognition

o.Revenue recognition:

The Company substantially generates revenues from licensing the rights to use its software products, maintenance and professional services. License revenues include perpetual and term-based licenses, as well as the ratable portion of sales of software as a service (“SaaS”). The Company sells its products through its direct sales force and indirectly through resellers. Payment is typically due within 30 to 90 calendar days of the invoice date.

The Company recognizes revenues in accordance with ASC No. 606, "Revenue from Contracts with Customers" ("ASC No. 606"). As such, the Company identifies a contract with a customer, identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to each performance obligation in the contract and recognizes revenues when (or as) the Company satisfies a performance obligation.

The Company enters into contracts that can include combinations of products and services, which are generally capable of being distinct and accounted for as separate performance obligations and may include an option to provide products or services. The license is distinct as the customer can derive the economic benefit of the software without any professional services, updates or technical support.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring goods or services to the customer. The Company does not grant a right of return to its customers.

In instances of contracts where revenue recognition differs from the timing of invoicing, the Company generally determined that those contracts do not include a significant financing component. The primary purpose of the invoicing terms is to provide customers with simplified and predictable ways of purchasing the Company's products and services, not to receive or provide financing. The Company uses the practical expedient and does not assess the existence of a significant financing component when the difference between payment and revenue recognition is a year or less.

The Company records unbilled receivables from contracts when the revenue recognized exceeds the amount billed to the customer. As of December 31, 2019, $5,526 long-term unbilled receivables are included in other long-term assets.

The Company allocates the transaction price to each performance obligation based on its relative standalone selling price. For maintenance, the Company determines the standalone selling price based on the price at which the Company separately sells a renewal contract. For professional services, the Company determines the standalone selling prices based on the prices at which the Company separately sells those services. For software licenses, the Company determines the standalone selling prices by taking into account available information such as historical selling prices, contract value, geographic location, and the Company's price list and discount policy.

Software license revenues, perpetual or term based, are recognized at the point of time when the license is made available for download by the customer. Maintenance and SaaS revenues are recognized ratably, on a straight-line basis over the term of the related contract, which is generally one to three years. Professional services revenues consist mostly of time and material services that are recognized as the services are performed.

The following table presents the Company's revenue by category:

	December 31,
	2018	2019
License	$192,514	$237,879
Maintenance and support	123,986	159,730
Professional services	26,699	36,286

	$343,199	$433,895

For Additional information regarding disaggregated revenues, please refer to Note 16 below

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Contract liabilities consist of deferred revenue and include unearned amounts received under maintenance and support contracts, professional services and amounts received from customers for licenses that do not meet the revenue recognition criteria as of the balance sheet date. Deferred revenues are recognized as (or when) the Company performs under the contract. During the year ended December 31, 2019, the Company recognized $87,926 that were included in the deferred revenues balance as of December 31, 2018.

Remaining Performance Obligations:

Transaction price allocated to remaining performance obligations represents non-cancelable contracts that have not yet been recognized, which includes deferred revenues and amounts not yet received that will be recognized as revenue in future periods.

The aggregate amount of the transaction price allocated to remaining performance obligations was $293 million as of December 31, 2019. The Company expects to recognize approximately 55% in 2020 from remaining performance obligations as of December 31, 2019 and the remainder thereafter.

Deferred contract costs

p.Deferred contract costs:

The Company pays sales commissions primarily to sales and marketing and certain management personnel based on their attainment of certain predetermined sales goals. Sales commissions are considered incremental and recoverable costs of obtaining a contract with a customer. Sales commissions paid for initial contracts, which are not commensurate with sales commissions paid for renewal contracts, are capitalized and amortized over an expected period of benefit. Based on its technology, customer contracts and other factors, the Company has determined the expected period of benefit to be approximately five years. Sales commissions for initial contracts, which are commensurate with sales commissions paid for renewal contracts, are capitalized and amortized correspondingly to the recognized revenue of the related initial contracts. Sales commissions for renewal contracts are capitalized and amortized on a straight-line basis over the related contractual renewal period. Amortization expense of these costs are substantially included in sales and marketing expenses.

For the year ended December 31, 2018 and 2019, the amortization of deferred contract costs was $27,807 and $33,853, respectively.

As of December 31, 2018 and 2019, the Company presented deferred contract costs from contracts which are less than 12 months of $389 and $1,014 in prepaid expenses and other current assets, respectively, and deferred contract costs in respect of contracts which are greater than 12 months of $25,595 and $37,074 in other long-term assets, respectively.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Leases

q.Leases:

On January 1, 2019, the Company adopted ASU No. 2016-02, Leases (ASC 842). The Company determines if an arrangement is a lease and the classification of that lease at inception based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the Company obtains the right to substantially all the economic benefits from the use of the asset throughout the period, and (3) whether the Company has a right to direct the use of the asset. The Company elected to not recognize a lease liability and a right-of-use (“ROU”) asset for leases with a term of twelve months or less. The Company also elected the practical expedient to not separate lease and non-lease components for its leases.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make minimum lease payments arising from the lease. ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured at lease commencement date based on the discounted present value of minimum lease payments over the lease term. The implicit rate within the operating leases is generally not determinable, therefore the Company uses the Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located. Certain leases include options to extend or terminate the lease. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option.

Payments under our lease arrangements are primarily fixed, however, certain lease agreements contain variable payments, which are expensed as incurred and not included in the operating lease right-of-use assets and liabilities. Variable lease payments are primarily comprised of payments affected by common area maintenance and utility charges. The Company subleases certain office spaces to third-parties. Sublease income is recognized over the term of the agreement.

Research and development costs

r.Research and development costs:

Research and development costs are charged to the statements of comprehensive income as incurred. ASC No. 985-20, "Software - Costs of Software to Be Sold, Leased, or Marketed," requires capitalization of certain software development costs subsequent to the establishment of technological feasibility. Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working model and the point at which the product is ready for general release, have been insignificant. Therefore, all research and development costs are expensed as incurred.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Internal use software

s.Internal use software:

The Company capitalizes qualifying costs incurred during the application development stage related to software developed for internal-use. These costs are capitalized based on qualifying criteria. Such costs are amortized over the software's estimated life of three to five years. Costs incurred to develop software applications consist of (a) certain external direct costs of materials and services incurred in developing or obtaining internal-use computer software, and (b) payroll and payroll-related costs for employees who are directly associated with, and who devote time to, the development or implementation of the software. Capitalized internal-use software costs are included in property and equipment, net in the consolidated balance sheet.

Marketing expenses

t.Marketing expenses:

Marketing expenses consist primarily of marketing campaigns and tradeshows. Marketing expenses are charged to the statement of comprehensive income, as incurred. Marketing expenses for the years ended December 31, 2017, 2018 and 2019, amounted to $14,106, $16,171 and $20,055, respectively.

Share-based compensation

u.Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC No. 718, "Compensation - Stock Compensation" ("ASC No. 718"). ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the award is recognized as an expense over the requisite service periods, which is generally the vesting period of the respective award, on a straight-line basis when the only condition to vesting is continued service. If vesting is subject to a performance condition, recognition is based on the implicit service period of the award. Expense for awards with performance conditions is estimated and adjusted on a quarterly basis based upon the assessment of the probability that the performance condition will be met.

The Company has selected the Black-Scholes-Merton option-pricing model as the most appropriate fair value method for its option awards. The fair value of restricted stock units ("RSU") and performance stock units ("PSU") is based on the closing market value of the underlying shares at the date of grant.

The option-pricing model requires a number of assumptions, of which the most significant are the expected share price volatility and the expected option term. The company recognize forfeitures of equity-based awards as they occur.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Income taxes

v.Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740-10, "Income Taxes" ("ASC No. 740-10"). ASC No. 740-10 prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company established reserves for uncertain tax positions based on the evaluation of whether or not the Company's uncertain tax position is "more likely than not" to be sustained upon examination based on its technical merits. The Company records interest and penalties pertaining to its uncertain tax positions in the financial statements as income tax expense.

Basic and diluted net income per share

w.Basic and diluted net income per share:

Basic net income per ordinary share is computed by dividing net income for each reporting period by the weighted-average number of ordinary shares outstanding during each year. Diluted net income per ordinary share is computed by dividing net income for each reporting period by the weighted average number of ordinary shares outstanding during the period, plus dilutive potential ordinary shares considered outstanding during the period, in accordance with ASC No. 260-10 "Earnings Per Share".

Comprehensive income (loss)

x.Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC No. 220, "Comprehensive Income." This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period, except changes resulting from investments by, or distributions to, shareholders.

Concentration of credit risks

y.Concentration of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables, severance pay funds and derivative instruments.

The majority of the Company's cash and cash equivalents and short-term bank deposits are invested with major banks in Israel and the United States. Such investments in the United States are primarily in excess of insured limits and are not insured in other jurisdictions. Generally, these investments may be redeemed upon demand and the Company believes that the financial institutions that hold the Company's cash deposits are financially sound and, accordingly, bear minimal risk.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The Company's marketable securities consist of investments, which are highly rated by credit agencies, in government, corporate and government sponsored enterprises debentures. The Company's investment policy limits the amount that the Company may invest in any one type of investment or issuer, in order to reduce credit risk concentrations.

The trade receivables of the Company are mainly derived from sales to a diverse set of customers located primarily in the United States, Europe and Asia. The Company performs ongoing credit evaluations of its customers and, to date, has not experienced any significant losses.

The Company has entered into forward contracts with major banks in Israel to protect against the risk of changes in exchange rates. The derivative instruments hedge a portion of the Company's non-dollar currency exposure.

Fair value of financial instruments

z.Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The following methods and assumptions were used by the Company in estimating the fair value of their financial instruments:

The carrying values of cash and cash equivalents, short-term bank deposits, trade receivables, prepaid expenses and other current assets, trade payables, employees and payroll accruals and accrued expenses and other current liabilities approximate their fair values due to the short-term maturities of these instruments.

The Company applies ASC No. 820, "Fair Value Measurements and Disclosures" ("ASC No. 820"), with respect to fair value measurements of all financial assets and liabilities.

The fair value of foreign currency contracts (used for hedging purposes) is estimated by obtaining current quotes from banks and third party valuations.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that can be accessed at the measurement date.

Level 2 -Inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the assets or liabilities, either directly or indirectly through market corroboration, for substantially the full term of the financial instruments.

Level 3 -Inputs are unobservable inputs based on the Company's own assumptions used to measure assets and liabilities at fair value. The inputs require significant management judgment or estimation.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

In accordance with ASC No. 820, the Company measures its foreign currency derivative instruments, at fair value using the market approach valuation technique. Foreign currency derivative contracts as detailed in note 2.k are classified within Level 2 value hierarchy, as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Recently adopted accounting pronouncements

aa.Recently adopted accounting standards:

In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2014-09, Revenue from Contracts with Customers Topic 606, an updated standard on revenue recognition and issued subsequent amendments to the initial guidance in March 2016, April 2016, May 2016 and December 2016 within ASU 2016-08, 2016-10, 2016-12 and 2016-20, respectively. The core principle of the new standard is for companies to recognize revenue to depict the transfer of goods and services to customers in amounts that reflect the consideration to which the company expects to be entitled in exchange for those goods and services. In addition, the new standard requires expanded disclosures. The Company adopted the standard effective January 1, 2018 using the modified retrospective method. Results from reporting periods beginning after January 1, 2018 are presented under ASC No. 606, while prior period amounts have not been adjusted and continue to be reported in accordance with the historic accounting under Revenue Recognition Topic 605 ("ASC No. 605").

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2:SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The most significant impact of the new standard relates to the way the Company accounts for term license arrangements and costs to obtain customer contracts. Specifically, under ASC No. 605, the Company recognizes both the term license and maintenance revenues ratably over the contract period whereas under the current revenue standard, term license revenues are recognized upfront, upon delivery, and the associated maintenance revenues are recognized over the contract period. In addition, the Company also implemented the guidance in ASC No. 340-40, "Other Assets and Deferred Costs." Under the historic accounting policy, sales commissions were expensed as incurred. The current standard requires the capitalization of all incremental costs that the Company incurs to obtain a contract with a customer that it would not have incurred if the contract had not been obtained, provided the Company expects to recover the costs. For further information see Notes 2.o and 2.p.

In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842). The standard requires the recognition of ROU assets and lease liabilities for all leases. The standard requires a modified retrospective transition approach to recognize and measure leases at the initial application.

The Company adopted the standard as of January 1, 2019, using a modified retrospective transition approach and elected to use the effective date as the date of initial application. The Company adopted the ”package of practical expedients”, which permits it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. As a result, the consolidated balance sheets as of December 31, 2018 were not restated, continue to be reported under ASC 840, which did not require recognition of operating lease assets and liabilities on the balance sheets, and are not comparative.

The standard had a material impact on the Company’s consolidated balance sheets which resulted in the recognition of ROU assets and lease liabilities of $26.0 million and $26.7 million, respectively, on January 1, 2019, which included reclassifying deferred rent and rent prepayments as components of the ROU assets. The standard did not have a material impact on the Company's consolidated statements of comprehensive income.

In August 2017, the FASB issued ASU 2017-12, "Targeted Improvements to Accounting for Hedging Activities." The standard better aligns an entity's hedging activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results in the financial statements. The standard prospectively made hedge accounting easier to apply to hedging activities and also enhances disclosure requirements for how hedge transactions are reflected in the financial statements when hedge accounting is elected. The standard is effective for fiscal years beginning after December 15, 2018, with early adoption permitted. The Company adopted the standard beginning January 1, 2019. The standard did not have a material impact on the consolidated financial statements.

Recently issued accounting standards

ab.Recently issued accounting standards:

In June 2016, the FASB Issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The new standard requires financial assets measured at amortized cost to be presented at the net amount expected to be collected, through an allowance for credit losses that is deducted from the amortized cost basis. The standard is effective for fiscal years beginning after December 15, 2019, with early adoption permitted and will be applied on a modified retrospective basis. The Company`s analysis and evaluation of the new standard and its potential impact on its consolidated financial statements will continue through its effective date in the first quarter of 2020.

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment (Topic 350). This standard eliminates Step 2 from the goodwill impairment test, instead requiring an entity to recognize a goodwill impairment charge for the amount by which the goodwill carrying amount exceeds the reporting unit's fair value. This guidance is effective for interim and annual goodwill impairment tests in fiscal years beginning after December 15, 2019 with early adoption permitted. This guidance must be applied on a prospective basis. The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, "Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract." The new standard requires a customer in a cloud computing arrangement (i.e., hosting arrangement) that is a service contract to follow the internal-use software guidance in Accounting Standards Codification 350-40 to determine which implementation costs to capitalize as assets or expense as incurred. The new standard also requires presenting the capitalized implementation costs and their related amortization and cash flows on the financial statements consistent with the prepaid amounts and fees related to the associated cloud computing arrangement. Capitalized implementation costs will be required to be amortized over the term of the arrangement, beginning when the module or component of the cloud computing arrangement that is a service contract is ready for its intended use. The standard will be effective for the Company beginning January 1, 2020, with early adoption permitted. Entities can choose to adopt the new guidance prospectively or retrospectively. The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

Reclassification	ac.Reclassification Certain comparative figures have been reclassified to conform to the current year presentation.